Provisions for return conditions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions for return conditions

(20)	Provisions for return conditions
For certain operating leases, the Group is contractually obligated to return the aircraft in a predefined condition. The Group accrues for restitution costs related to aircraft held under operating leases at the time the asset does not meet the return conditions criteria and throughout the remaining duration of the lease.
Provisions for return conditions as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Current	$22,277	$21,963
Non – current	138,562	122,425

Total	$160,839	$144,388

Changes in provisions for return conditions as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Balances at beginning of year	$144,388	$130,160
Provisions made	25,435	65,671
Provisions reversed	(6,475)	(49,557)
Provisions used	(2,509)	(1,886)

Balances at end of year	$160,839	$144,388

As of December 31, 2020, there is an increase in maintenance reserves, mainly explained by changes in the scheduling of maintenance visits, incorporation of aircraft and start of provision of spare engines, updating of the present value of the provision and contract extensions.